Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis on December 31, 2021

Cash and cash equivalents
Money market funds	$-	$170	$-	$170

Short-term investments
Time deposits with original maturity of more than 3 months but less than 12 months	$29,186	$-	$-	$29,186

Items measured at fair value on a recurring basis on December 31, 2020

Cash and cash equivalents
Money market funds	$-	$171	$-	$171

Short-term investments
Time deposits with original maturity of more than 3 months but less than 12 months	$29,054	$-	$-	$29,054